Property, plant and equipment - Schedule of Property, Plant and Equipment (Details) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	SFr 77.2	SFr 34.4
Additions	42.8	60.3
Disposals	(0.5)	(1.8)
Depreciation	(21.9)	(14.1)
Currency translation	(4.0)	(1.5)
Property, plant and equipment at the end of period	93.6	77.2
Leasehold improvements
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	44.7	19.0
Additions	15.1	30.8
Disposals	(0.3)	(0.4)
Depreciation	(7.4)	(3.7)
Currency translation	(2.5)	(1.0)
Property, plant and equipment at the end of period	49.6	44.7
Trade tools
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	5.3	3.8
Additions	3.8	4.1
Disposals	0.0	(0.1)
Depreciation	(2.5)	(2.4)
Currency translation	(0.4)	(0.1)
Property, plant and equipment at the end of period	SFr 6.1	5.3
Useful life measured as period of time, property, plant and equipment	3 years
Production tools
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	SFr 7.5	6.3
Additions	8.8	7.9
Disposals	0.0	(1.3)
Depreciation	(7.0)	(5.3)
Currency translation	0.0	0.0
Property, plant and equipment at the end of period	SFr 9.4	7.5
Useful life measured as period of time, property, plant and equipment	2 years
Furniture and fixtures
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	SFr 12.1	2.6
Additions	7.4	10.7
Disposals	(0.1)	0.0
Depreciation	(2.1)	(0.9)
Currency translation	(0.8)	(0.3)
Property, plant and equipment at the end of period	16.5	12.1
Other
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	7.6	2.6
Additions	7.7	6.8
Disposals	(0.1)	0.0
Depreciation	(2.9)	(1.8)
Currency translation	(0.3)	(0.1)
Property, plant and equipment at the end of period	11.9	7.6
Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	97.8	47.9
Property, plant and equipment at the end of period	134.5	97.8
Cost | Leasehold improvements
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	49.7	20.9
Property, plant and equipment at the end of period	61.2	49.7
Cost | Trade tools
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	10.7	7.3
Property, plant and equipment at the end of period	13.6	10.7
Cost | Production tools
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	12.9	11.9
Property, plant and equipment at the end of period	21.7	12.9
Cost | Furniture and fixtures
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	13.5	3.2
Property, plant and equipment at the end of period	19.9	13.5
Cost | Other
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	11.0	4.5
Property, plant and equipment at the end of period	18.1	11.0
Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(20.6)	(13.5)
Property, plant and equipment at the end of period	(41.0)	(20.6)
Accumulated depreciation | Leasehold improvements
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(5.0)	(1.9)
Property, plant and equipment at the end of period	(11.6)	(5.0)
Accumulated depreciation | Trade tools
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(5.4)	(3.5)
Property, plant and equipment at the end of period	(7.5)	(5.4)
Accumulated depreciation | Production tools
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(5.3)	(5.6)
Property, plant and equipment at the end of period	(12.3)	(5.3)
Accumulated depreciation | Furniture and fixtures
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(1.4)	(0.6)
Property, plant and equipment at the end of period	(3.4)	(1.4)
Accumulated depreciation | Other
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(3.4)	(1.9)
Property, plant and equipment at the end of period	SFr (6.2)	SFr (3.4)